UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22277

American Funds U.S. Government Money Market Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

Steven I. Koszalka

American Funds U.S. Government Money Market Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds U.S. Government Money Market FundSM Semi-annual report for the six months ended March 31, 2017

Preserving capital
and maintaining
liquidity in volatile
markets

American Funds U.S. Government Money Market Fund seeks to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a government money market fund that seeks to preserve the value of your investment at $1.00 per share.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will do so at any time.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2017:

	1 year	5 years	Lifetime (since 5/1/09)

Class A shares	0.06%	0.01%	0.01%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.38% for Class A shares as of the prospectus dated April 7, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Although the fund has plans of distribution for some share classes, the fund is currently suspending certain distribution payments in this low interest rate environment. Should payments commence, the fund’s investment results will be lower and expenses will be higher. The investment adviser is currently reimbursing a portion of the fund’s fees and expenses. Investment results reflect the reimbursement, without which the results would have been lower. Please see the Financial Highlights table in the fund’s most recent prospectus for details.

The fund’s annualized seven-day yield for Class A shares as of April 30, 2017, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.36% (0.36% without the reimbursement). The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

Fellow investors:

For the six months ended March 31, 2017, American Funds U.S. Government Money Market Fund maintained a net asset value (NAV) of $1.00 per share. Its annualized seven-day yield, as calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.28% as of that date, up from 0.00% when we last reported to you. For the first time since its inception, the fund on March 31 paid a regular dividend to investors in eligible share classes.

The distribution and rise in the fund’s yield follows the Federal Reserve’s decision to increase the benchmark interest rate by 25 basis points (0.25%) twice in the past six months. The Fed also signaled that two additional raises were possible this year, implying an optimistic outlook for the economy.

Historically speaking, however, money market yields continue to be low, particularly for government money market funds such as this. Demand for short-term government-related debt was especially high during the first half of the fund’s fiscal year. This was largely driven by last October’s revisions to money market regulations, which led to roughly $1 trillion moving from prime to government money market funds that will continue to maintain a stable NAV of $1.00 per share following the reform.

The economy and markets

The stock markets, which surged in the months immediately following the presidential election, seem lately to be moderating as uncertainty regarding the new administration’s agenda for tax cuts and deregulation settles in.

Early first-quarter 2017 economic data was mixed. While retail sales rose in January, homebuilding and business spending on capital goods slowed. However, unemployment continued to decline and earnings growth remained strong despite an uptick in inflation — on the whole, signs of a healthy economy.

Your fund’s annualized seven-day SEC yield as of March 31, 2017*
American Funds U.S. Government Money Market Fund (Class A shares)	0.28%
(reflecting a fee reimbursement, 0.28% without the reimbursement)

*	The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than its 30-day yield or total return.

American Funds U.S. Government Money Market Fund	1

As noted earlier, the Federal Reserve raised the federal funds rate twice in the last six months — 25 basis points in mid-December and 25 basis points in mid-March — to a target range of 0.75% to 1.00%.

The fund’s objective and portfolio

The fund met its objectives of offering liquidity and stability — important qualities for many investors’ portfolios. And, as noted above, with the rise in short-term interest rates the fund has begun distributing income.

As of March 31, 99.9% of the fund’s holdings were in qualifying U.S. government securities, such as those issued or sponsored by the federal government, its agencies or instrumentalities.

The largest segment of the portfolio comprised federal agency discount notes at 49.8%. U.S. Treasury bills were the next largest allocation at 34.0%, followed by repurchase agreements backed by eligible government securities at 8.3%, and U.S. Treasury bonds and notes at 7.9%.

At the end of the reporting period, the fund’s weighted average maturity was 44 days.

Thank you for making American Funds U.S. Government Money Market Fund part of your investment portfolio. We look forward to reporting to you again in six months.

Cordially,

Kristine M. Nishiyama
President

May 16, 2017

For current information about the fund, visit americanfunds.com.

The return of principal for money market funds is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying holdings in the fund. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

2	American Funds U.S. Government Money Market Fund

Investment portfolio March 31, 2017	unaudited

Percent of net assets
Short-term securities:
Federal agency discount notes	49.76%
U.S. Treasury bills	34.05
Repurchase agreements	8.27
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	7.86
Other assets less liabilities	.06
100.00%

Short-term securities 92.08%	Yield at acquisition	Principal amount (000)	Value (000)
Federal agency discount notes 49.76%
Fannie Mae 4/12/2017	0.52%	$90,000	$89,983
Fannie Mae 4/19/2017	0.60	93,000	92,969
Fannie Mae 4/26/2017	0.52	88,400	88,358
Fannie Mae 5/3/2017	0.73	100,000	99,937
Federal Farm Credit Banks 4/3/2017	0.45	20,000	20,000
Federal Farm Credit Banks 4/6/2017	0.52	85,000	84,995
Federal Farm Credit Banks 4/10/2017	0.56	25,000	24,996
Federal Farm Credit Banks 4/11/2017	0.56	45,000	44,992
Federal Farm Credit Banks 5/9/2017	0.52	100,000	99,921
Federal Farm Credit Banks 5/24/2017	0.54	50,000	49,944
Federal Farm Credit Banks 6/23/2017	0.57	70,000	69,873
Federal Farm Credit Banks 7/25/2017	0.79	50,000	49,873
Federal Farm Credit Banks 9/27/2017	0.73	100,000	99,534
Federal Farm Credit Banks 10/27/2017	0.77	30,000	29,840
Federal Home Loan Bank 4/3/2017	0.53	56,200	56,200
Federal Home Loan Bank 4/4/2017	0.53	296,600	296,594
Federal Home Loan Bank 4/5/2017	0.53	309,400	309,388
Federal Home Loan Bank 4/7/2017	0.56	654,100	654,048
Federal Home Loan Bank 4/10/2017	0.58	77,085	77,074
Federal Home Loan Bank 4/11/2017	0.53	201,700	201,666
Federal Home Loan Bank 4/12/2017	0.64	418,000	417,921
Federal Home Loan Bank 4/17/2017	0.53	177,300	177,249
Federal Home Loan Bank 4/18/2017	0.53	250,000	249,923
Federal Home Loan Bank 4/19/2017	0.53	603,500	603,301
Federal Home Loan Bank 4/21/2017	0.53	451,700	451,528
Federal Home Loan Bank 4/26/2017	0.57	385,900	385,715
Federal Home Loan Bank 4/28/2017	0.63	250,000	249,870
Federal Home Loan Bank 5/3/2017	0.62	498,300	497,986
Federal Home Loan Bank 5/10/2017	0.68	271,700	271,488
Federal Home Loan Bank 5/12/2017	0.62	150,000	149,877
Federal Home Loan Bank 5/15/2017	0.75	21,900	21,881
Federal Home Loan Bank 5/17/2017	0.55	102,700	102,604
Federal Home Loan Bank 5/18/2017	0.76	86,800	86,718
Federal Home Loan Bank 5/19/2017	0.59	424,300	423,888
Federal Home Loan Bank 5/22/2017	0.76	19,400	19,380

American Funds U.S. Government Money Market Fund	3

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Federal agency discount notes (continued)
Federal Home Loan Bank 5/24/2017	0.64%	$423,000	$422,543
Federal Home Loan Bank 5/26/2017	0.68	272,110	271,805
Federal Home Loan Bank 6/5/2017	0.76	200,000	199,732
Federal Home Loan Bank 6/13/2017	0.79	60,500	60,408
Federal Home Loan Bank 6/19/2017	0.78	176,900	176,606
Federal Home Loan Bank 6/26/2017	0.78	200,000	199,638
Federal Home Loan Bank 6/30/2017	0.78	6,700	6,687
Federal Home Loan Bank 7/14/2017	0.61	95,700	95,486
Federal Home Loan Bank 7/21/2017	0.64	248,900	248,290
Federal Home Loan Bank 7/26/2017	0.64	50,000	49,872
Freddie Mac 4/4/2017	0.50	30,000	29,999
Freddie Mac 4/10/2017	0.71	50,000	49,993
Freddie Mac 5/15/2017	0.49	100,000	99,912
Freddie Mac 5/22/2017	0.53	35,300	35,263
Freddie Mac 6/15/2017	0.75	112,600	112,424
Freddie Mac 6/16/2017	0.54	50,000	49,921
Freddie Mac 6/19/2017	0.76	9,200	9,185
Freddie Mac 6/20/2017	0.77	107,000	106,820
Freddie Mac 8/3/2017	0.83	48,900	48,763
Freddie Mac 8/4/2017	0.83	100,000	99,717
			9,022,578

U.S. Treasury bills 34.05%
U.S. Treasury Bills 4/6/2017	0.53	598,800	598,770
U.S. Treasury Bills 4/13/2017	0.56	450,000	449,910
U.S. Treasury Bills 4/20/2017	0.56	383,300	383,170
U.S. Treasury Bills 4/27/2017	0.55	420,350	420,144
U.S. Treasury Bills 5/4/2017	0.54	305,700	305,520
U.S. Treasury Bills 5/11/2017	0.55	238,400	238,214
U.S. Treasury Bills 5/18/2017	0.52	275,000	274,750
U.S. Treasury Bills 5/25/2017	0.53	600,900	600,263
U.S. Treasury Bills 6/1/2017	0.68	130,300	130,146
U.S. Treasury Bills 6/8/2017	0.72	245,400	245,071
U.S. Treasury Bills 6/15/2017	0.70	275,000	274,582
U.S. Treasury Bills 6/22/2017	0.75	400,000	399,328
U.S. Treasury Bills 7/13/2017	0.58	169,200	168,833
U.S. Treasury Bills 7/20/2017	0.59	504,800	503,603
U.S. Treasury Bills 7/27/2017	0.60	414,000	412,957
U.S. Treasury Bills 8/3/2017	0.62	400,000	398,916
U.S. Treasury Bills 9/21/2017	0.89	270,600	269,450
U.S. Treasury Bills 9/28/2017	0.89	100,000	99,562
			6,173,189

Repurchase agreements 8.27%
Overnight repurchase agreements*		1,500,000	1,500,000

Total short-term securities (cost: $16,697,639,000)			16,695,767

4	American Funds U.S. Government Money Market Fund

Bonds, notes & other debt instruments 7.86%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 7.86%
U.S. Treasury 7.86%
U.S. Treasury 0.50% 2017	$200,000	$199,960
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.077%) 0.859% 2017[1]	250,000	250,077
U.S. Treasury 0.875% 2017	75,000	74,971
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.168%) 0.950% 2017[1]	225,000	225,227
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.17%) 0.952% 2018[1]	100,000	100,147
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.19%) 0.972% 2018[1]	200,000	200,372
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.272%) 1.054% 2018[1]	150,000	150,350
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.14%) 0.922% 2019[1]	225,000	225,164

Total bonds, notes & other debt instruments (cost: $1,424,966,000)		1,426,268
Total investment securities 99.94% (cost: $18,122,605,000)		18,122,035
Other assets less liabilities .06%		10,325

Net assets 100.00%		$18,132,360

American Funds U.S. Government Money Market Fund	5

*Repurchase agreements

The fund held overnight repurchase agreements as of March 31, 2017. Additional details on repurchase agreements appear in the following table.

Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreements, at value (000)	Repurchase agreement proceeds to be received (000)
Bank of Montreal	0.78%	3/31/2017	4/3/2017	U.S. Treasury Securities 0.125%-2.25% 2018-2026	$102,000	$100,000	$100,006
BNP Paribas	0.79	3/31/2017	4/3/2017	U.S. Treasury Securities 1.75%-2.25% 2020-2024	306,000	300,000	300,020
Merrill Lynch	0.79	3/31/2017	4/3/2017	U.S. Treasury Securities 2.125%-2.875% 2024-2043	357,000	350,000	350,023
New York Federal Reserve	0.75	3/31/2017	4/3/2017	U.S. Treasury Securities 3.125% 2041	200,013	200,000	200,013
Société Générale	0.78	3/31/2017	4/3/2017	U.S. Treasury Securities 0.25%-1.875% 2021-2025	102,000	100,000	100,006
Toronto Dominion	0.80	3/31/2017	4/3/2017	U.S. Treasury Securities 1%-2.50% 2019-2025	306,000	300,000	300,020
Wells Fargo	0.80	3/31/2017	4/3/2017	U.S. Treasury Securities 0%-1.875% 2017-2022	153,000	150,000	150,010
					$1,526,013	$1,500,000	$1,500,098

[1]	Coupon rate may change periodically.

See Notes to Financial Statements

6	American Funds U.S. Government Money Market Fund

Financial statements

Statement of assets and liabilities at March 31, 2017	unaudited (dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $18,122,605)		$18,122,035
Cash		10,252
Receivables for:
Sales of fund’s shares	$176,224
Dividends and interest	2,213	178,437
		18,310,724
Liabilities:
Payables for:
Repurchases of fund’s shares	177,116
Dividends on fund’s shares	96
Investment advisory services	2
Services provided by related parties	598
Trustees’ deferred compensation	292
Other	260	178,364
Net assets at March 31, 2017		$18,132,360

Net assets consist of:
Capital paid in on shares of beneficial interest		$18,132,434
Undistributed net investment income		650
Accumulated net realized loss		(154)
Net unrealized depreciation		(570)
Net assets at March 31, 2017		$18,132,360

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (18,132,175 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$12,462,475	12,462,349	$1.00
Class B	1,931	1,932	1.00
Class C	237,654	237,652	1.00
Class F-1	163,603	163,602	1.00
Class F-2	27,444	27,444	1.00
Class F-3	333	333	1.00
Class 529-A	1,155,541	1,155,529	1.00
Class 529-B	199	198	1.00
Class 529-C	256,462	256,457	1.00
Class 529-E	67,086	67,085	1.00
Class 529-F-1	88,194	88,193	1.00
Class R-1	42,104	42,103	1.00
Class R-2	933,868	933,859	1.00
Class R-2E	22,799	22,798	1.00
Class R-3	988,643	988,633	1.00
Class R-4	859,415	859,407	1.00
Class R-5E	15	15	1.00
Class R-5	218,086	218,084	1.00
Class R-6	606,508	606,502	1.00

See Notes to Financial Statements

American Funds U.S. Government Money Market Fund	7

Statement of operations for the six months ended March 31, 2017	unaudited (dollars in thousands)

Investment income:
Income:
Interest			$42,302
Fees and expenses*:
Investment advisory services	$24,690
Distribution services	228
Transfer agent services	8,945
Administrative services	2,030
Reports to shareholders	199
Registration statement and prospectus	550
Trustees’ compensation	73
Auditing and legal	20
Custodian	21
Other	676
Total fees and expenses before reimbursements	37,432
Less reimbursements of fees and expenses:
Miscellaneous fee reimbursements	2,916
Transfer agent services reimbursements	—	†
Total reimbursements of fees and expenses	2,916
Total fees and expenses after reimbursements			34,516
Net investment income			7,786

Net realized gain and unrealized depreciation:
Net realized gain on investments			— †
Net unrealized depreciation on investments			(3,833)
Net realized gain and unrealized depreciation			(3,833)
Net increase in net assets resulting from operations			$3,953

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

8	American Funds U.S. Government Money Market Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended March 31, 2017*	Year ended September 30, 2016
Operations:
Net investment income	$7,786	$1,495
Net realized gain (loss)	— †	(10)
Net unrealized (depreciation) appreciation	(3,833)	608
Net increase in net assets resulting from operations	3,953	2,093

Dividends paid to shareholders from net investment income	(8,631)	—

Net capital share transactions	239,699	649,697

Total increase in net assets	235,021	651,790

Net assets:
Beginning of period	17,897,339	17,245,549
End of period (including undistributed net investment income: $650 and $1,495, respectively)	$18,132,360	$17,897,339

*	Unaudited.
†	Amount less than one thousand.

See Notes to Financial Statements

American Funds U.S. Government Money Market Fund	9

Notes to financial statements	unaudited

1. Organization

American Funds U.S. Government Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund has 19 share classes consisting of six retail share classes (Classes A, B and C, as well as three F share classes, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	None	None	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

On January 27, 2017, the fund made an additional retail share class (Class F-3) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

10	American Funds U.S. Government Money Market Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open and when deemed prudent to do so by the fund’s officers on days when the New York Stock Exchange is closed. Shares of the fund are valued in accordance with U.S. Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

American Funds U.S. Government Money Market Fund	11

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Repurchase agreements and daily variable rate notes are generally valued at par. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information

12	American Funds U.S. Government Money Market Fund

and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At March 31, 2017, all of the fund’s investment securities were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may

American Funds U.S. Government Money Market Fund	13

decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

Investing in money market funds — Investors may lose money by investing in the fund. Although the fund seeks to preserve the value at $1.00 per share, the fund cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. The fund’s investment adviser has no legal obligation to provide financial support to the fund and should not be expected to do so at any time.

5. Certain investment techniques

Repurchase agreements — The fund has entered into repurchase agreements, under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest that are held at a custodian bank and are fully collateralized by cash or U.S. government securities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

14	American Funds U.S. Government Money Market Fund

As of and during the period ended March 31, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2012 and by state tax authorities for tax years before 2011.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; deferred expenses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2016, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$1,515
Capital loss carryforward*	(155)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of March 31, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$1,571
Gross unrealized depreciation on investment securities	(2,141)
Net unrealized depreciation on investment securities	(570)
Cost of investment securities	18,122,605

American Funds U.S. Government Money Market Fund	15

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.295% on the first $1 billion of daily net assets and decreasing to 0.256% on such assets in excess of $34 billion. For the six months ended March 31, 2017, the investment advisory services fee was $24,690,000, which was equivalent to an annualized rate of 0.270% of average daily net assets.

16	American Funds U.S. Government Money Market Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (up to 0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Class 529-A	0.15	0.50
Classes B and 529-B	0.90	0.90
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing

American Funds U.S. Government Money Market Fund	17

annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended March 31, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$—	$5,460		$637		Not applicable
Class B	17	2		Not applicable		Not applicable
Class C	—	110		66		Not applicable
Class F-1	207	103		42		Not applicable
Class F-2	Not applicable	19		7		Not applicable
Class F-3*	Not applicable	—	†	—	†	Not applicable
Class 529-A	—	422		278		$385
Class 529-B	4	1		—	†	—	†
Class 529-C	—	99		62		87
Class 529-E	—	21		16		22
Class 529-F-1	—	32		21		29
Class R-1	—	20		11		Not applicable
Class R-2	—	1,565		244		Not applicable
Class R-2E	—	23		6		Not applicable
Class R-3	—	680		251		Not applicable
Class R-4	—	345		192		Not applicable
Class R-5E	Not applicable	—	†	—	†	Not applicable
Class R-5	Not applicable	37		53		Not applicable
Class R-6	Not applicable	6		144		Not applicable
Total class-specific expenses	$228	$8,945		$2,030		$523

*	Class F-3 shares were offered beginning January 27, 2017.
†	Amount less than one thousand.

18	American Funds U.S. Government Money Market Fund

Miscellaneous fee reimbursements — Due to lower short-term interest rates, CRMC reimbursed a portion of the fund’s fees and expenses. For the six months ended March 31, 2017, the total fees reimbursed by CRMC were as follows (dollars in thousands):

Share class
Class A	$571
Class B	16
Class C	29
Class F-1	202
Class F-2	6
Class F-3*	—	†
Class 529-A	308
Class 529-B	5
Class 529-C	68
Class 529-E	15
Class 529-F-1	22
Class R-1	9
Class R-2	1,191
Class R-2E	11
Class R-3	325
Class R-4	129
Class R-5E	—	†
Class R-5	9
Class R-6	—	†
Total reimbursements	$2,916

*	Class F-3 shares were offered beginning January 27, 2017.
†	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $73,000 in the fund’s statement of operations reflects $65,000 in current fees (either paid in cash or deferred) and a net increase of $8,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

American Funds U.S. Government Money Market Fund	19

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended March 31, 2017

Class A	$8,932,868	8,932,868	$7,871		7,871		$(8,941,239)	(8,941,239)	$(500)	(500)
Class B	1,087	1,087	—		—		(6,785)	(6,785)	(5,698)	(5,698)
Class C	149,081	149,081	78		78		(173,205)	(173,205)	(24,046)	(24,046)
Class F-1	64,708	64,708	—		—		(61,919)	(61,919)	2,789	2,789
Class F-2	42,025	42,025	—		—		(40,005)	(40,005)	2,020	2,020
Class F-3[2]	368	368	—	[3]	—	[3]	(35)	(35)	333	333
Class 529-A	362,794	362,794	—		—		(274,441)	(274,441)	88,353	88,353
Class 529-B	393	393	—		—		(2,483)	(2,483)	(2,090)	(2,090)
Class 529-C	79,821	79,821	—		—		(64,189)	(64,189)	15,632	15,632
Class 529-E	21,487	21,487	—		—		(15,490)	(15,490)	5,997	5,997
Class 529-F-1	35,036	35,036	—		—		(25,378)	(25,378)	9,658	9,658
Class R-1	19,029	19,029	—		—		(21,101)	(21,101)	(2,072)	(2,072)
Class R-2	540,562	540,562	—		—		(608,096)	(608,096)	(67,534)	(67,534)
Class R-2E	135,559	135,559	—		—		(130,754)	(130,754)	4,805	4,805
Class R-3	734,088	734,088	—		—		(752,715)	(752,715)	(18,627)	(18,627)
Class R-4	752,873	752,873	—		—		(622,173)	(622,173)	130,700	130,700
Class R-5E	5	5	—		—		— [3]	— [3]	5	5
Class R-5	161,255	161,255	82		82		(147,341)	(147,341)	13,996	13,996
Class R-6	552,968	552,968	438		438		(467,428)	(467,428)	85,978	85,978
Total net increase (decrease)	$12,586,007	12,586,007	$8,469		8,469		$(12,354,777)	(12,354,777)	$239,699	239,699

20	American Funds U.S. Government Money Market Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended September 30, 2016

Class A	$17,324,146	17,324,146	$—	—	$(17,026,800)	(17,026,800)	$297,346	297,346
Class B	7,574	7,574	—	—	(28,249)	(28,249)	(20,675)	(20,675)
Class C	292,655	292,655	—	—	(307,806)	(307,806)	(15,151)	(15,151)
Class F-1	214,836	214,836	—	—	(249,063)	(249,063)	(34,227)	(34,227)
Class F-2	61,825	61,825	—	—	(47,761)	(47,761)	14,064	14,064
Class 529-A	619,088	619,088	—	—	(467,878)	(467,878)	151,210	151,210
Class 529-B	2,021	2,021	—	—	(5,510)	(5,510)	(3,489)	(3,489)
Class 529-C	150,287	150,287	—	—	(107,284)	(107,284)	43,003	43,003
Class 529-E	34,477	34,477	—	—	(26,506)	(26,506)	7,971	7,971
Class 529-F-1	50,576	50,576	—	—	(35,168)	(35,168)	15,408	15,408
Class R-1	52,383	52,383	—	—	(53,694)	(53,694)	(1,311)	(1,311)
Class R-2	976,219	976,219	—	—	(983,581)	(983,581)	(7,362)	(7,362)
Class R-2E	141,525	141,525	—	—	(123,542)	(123,542)	17,983	17,983
Class R-3	1,375,194	1,375,194	—	—	(1,360,624)	(1,360,624)	14,570	14,570
Class R-4	823,788	823,788	—	—	(769,635)	(769,635)	54,153	54,153
Class R-5E4	10	10	—	—	—	—	10	10
Class R-5	334,872	334,872	—	—	(452,622)	(452,622)	(117,750)	(117,750)
Class R-6	701,321	701,321	—	—	(467,377)	(467,377)	233,944	233,944
Total net increase (decrease)	$23,162,797	23,162,797	$—	—	$(22,513,100)	(22,513,100)	$649,697	649,697

[1]	Includes exchanges between share classes of the fund.
[2]	Class F-3 shares were offered beginning January 27, 2017.
[3]	Amount less than one thousand.
[4]	Class R-5E shares were offered beginning November 20, 2015.

American Funds U.S. Government Money Market Fund	21

Financial highlights

	Net asset			Dividends
	value,	Net		(from net		Net asset
	beginning	investment		investment		value, end
	of period	income[1]		income)		of period
Class A:
Six months ended 3/31/2017[4,5]	$1.00	$—	[6]	$—	[6]	$1.00
Year ended 9/30/2016	1.00	—	[6]	—		1.00
Year ended 9/30/2015	1.00	—		—		1.00
Year ended 9/30/2014	1.00	—		—		1.00
Year ended 9/30/2013	1.00	—		—		1.00
Year ended 9/30/2012	1.00	—		—		1.00
Class B:
Six months ended 3/31/2017[4,5]	1.00	—		—		1.00
Year ended 9/30/2016	1.00	—		—		1.00
Year ended 9/30/2015	1.00	—		—		1.00
Year ended 9/30/2014	1.00	—		—		1.00
Year ended 9/30/2013	1.00	—		—		1.00
Year ended 9/30/2012	1.00	—		—		1.00
Class C:
Six months ended 3/31/2017[4,5]	1.00	—	[6]	—	[6]	1.00
Year ended 9/30/2016	1.00	—	[6]	—		1.00
Year ended 9/30/2015	1.00	—		—		1.00
Year ended 9/30/2014	1.00	—		—		1.00
Year ended 9/30/2013	1.00	—		—		1.00
Year ended 9/30/2012	1.00	—		—		1.00
Class F-1:
Six months ended 3/31/2017[4,5]	1.00	—		—		1.00
Year ended 9/30/2016	1.00	—		—		1.00
Year ended 9/30/2015	1.00	—		—		1.00
Year ended 9/30/2014	1.00	—		—		1.00
Year ended 9/30/2013	1.00	—		—		1.00
Year ended 9/30/2012	1.00	—		—		1.00
Class F-2:
Six months ended 3/31/2017[4,5]	1.00	—	[6]	—		1.00
Year ended 9/30/2016	1.00	—		—		1.00
Year ended 9/30/2015	1.00	—		—		1.00
Year ended 9/30/2014	1.00	—		—		1.00
Year ended 9/30/2013	1.00	—		—		1.00
Year ended 9/30/2012	1.00	—		—		1.00
Class F-3:
Period from 1/27/2017 to 3/31/2017[4,5,10]	1.00	—	[6]	—	[6]	1.00

22	American Funds U.S. Government Money Market Fund

				Ratio of		Ratio of
				expenses to		expenses to		Ratio of
		Net assets,		average net		average net		net income
Total		end of period		assets before		assets after		to average
return[2,3]		(in millions)		reimbursements		reimbursements[2]		net assets[2]

.06%[7]		$12,462.38%[8]				.37%[8]		.09%[8]
.00		12,466.38				.29		.01
.00		12,167.38				.08		—
.00		11,951.38				.07		—
.00		13,632.39				.10		—
.00		12,752.38				.08		—

.00		2		1.13	[8]	.43	[8]	—
.00		8		1.13		.27		—
.00		28		1.12		.08		—
.00		55		1.10		.07		—
.00		104		1.13		.10		—
.00		154		1.12		.08		—

.03	[7]	238.41			[8]	.39	[8]	.07	[8]
.00		262.42				.30		—	[9]
.00		277.42				.08		—
.00		250.41				.07		—
.00		344.43				.10		—
.00		338.42				.08		—

.00		164.70			[8]	.46	[8]	—
.00		161.71				.30		—
.00		195.70				.08		—
.00		114.70				.07		—
.00		70.69				.09		—
.00		57.67				.08		—

.00	[7]	27.48			[8]	.43	[8]	.04	[8]
.00		25.46				.31		—
.00		11.44				.08		—
.00		9.42				.07		—
.00		10.41				.10		—
.00		6.34				.07		—

.01	[7]	—	[11]	.07	[7]	.06	[7]	.06	[7]

See page 29 for footnotes.

American Funds U.S. Government Money Market Fund	23

Financial highlights (continued)

	Net asset			Dividends
	value,	Net		(from net	Net asset
	beginning	investment		investment	value, end
	of period	income[1]		income)	of period
Class 529-A:
Six months ended 3/31/2017[4,5]	$1.00	$—	[6]	$—	$1.00
Year ended 9/30/2016	1.00	—	[6]	—	1.00
Year ended 9/30/2015	1.00	—		—	1.00
Year ended 9/30/2014	1.00	—		—	1.00
Year ended 9/30/2013	1.00	—		—	1.00
Year ended 9/30/2012	1.00	—		—	1.00
Class 529-B:
Six months ended 3/31/2017[4,5]	1.00	—		—	1.00
Year ended 9/30/2016	1.00	—		—	1.00
Year ended 9/30/2015	1.00	—		—	1.00
Year ended 9/30/2014	1.00	—		—	1.00
Year ended 9/30/2013	1.00	—		—	1.00
Year ended 9/30/2012	1.00	—		—	1.00
Class 529-C:
Six months ended 3/31/2017[4,5]	1.00	—	[6]	—	1.00
Year ended 9/30/2016	1.00	—		—	1.00
Year ended 9/30/2015	1.00	—		—	1.00
Year ended 9/30/2014	1.00	—		—	1.00
Year ended 9/30/2013	1.00	—		—	1.00
Year ended 9/30/2012	1.00	—		—	1.00
Class 529-E:
Six months ended 3/31/2017[4,5]	1.00	—	[6]	—	1.00
Year ended 9/30/2016	1.00	—	[6]	—	1.00
Year ended 9/30/2015	1.00	—		—	1.00
Year ended 9/30/2014	1.00	—		—	1.00
Year ended 9/30/2013	1.00	—		—	1.00
Year ended 9/30/2012	1.00	—		—	1.00
Class 529-F-1:
Six months ended 3/31/2017[4,5]	1.00	—	[6]	—	1.00
Year ended 9/30/2016	1.00	—		—	1.00
Year ended 9/30/2015	1.00	—		—	1.00
Year ended 9/30/2014	1.00	—		—	1.00
Year ended 9/30/2013	1.00	—		—	1.00
Year ended 9/30/2012	1.00	—		—	1.00
Class R-1:
Six months ended 3/31/2017[4,5]	1.00	—	[6]	—	1.00
Year ended 9/30/2016	1.00	—	[6]	—	1.00
Year ended 9/30/2015	1.00	—		—	1.00
Year ended 9/30/2014	1.00	—		—	1.00
Year ended 9/30/2013	1.00	—		—	1.00
Year ended 9/30/2012	1.00	—		—	1.00

24	American Funds U.S. Government Money Market Fund

				Ratio of		Ratio of
				expenses to		expenses to		Ratio of
		Net assets,		average net		average net		net income
Total		end of period		assets before		assets after		to average
return[2,3]		(in millions)		reimbursements		reimbursements[2]		net assets[2]

.00%[7]		$1,156.48%[8]				.42%[8]		.04%[8]
.00		1,067.50				.30		—	[9]
.00		916.50				.08		—
.00		852.50				.07		—
.00		808.51				.10		—
.00		730.51				.08		—

.00		—	[11]	1.27	[8]	.41	[8]	—
.00		2		1.27		.28		—
.00		6		1.26		.08		—
.00		11		1.25		.07		—
.00		15		1.27		.10		—
.00		22		1.26		.08		—

.00	[7]	256.48			[8]	.42	[8]	.04	[8]
.00		241.50				.30		—
.00		198.50				.08		—
.00		181.50				.07		—
.00		174.51				.10		—
.00		153.51				.08		—

.00	[7]	67.47			[8]	.42	[8]	.04	[8]
.00		61.49				.30		—	[9]
.00		53.49				.08		—
.00		48.49				.07		—
.00		46.50				.10		—
.00		43.50				.08		—

.00	[7]	88.48			[8]	.42	[8]	.04	[8]
.00		79.49				.30		—
.00		63.50				.08		—
.00		56.50				.07		—
.00		53.51				.10		—
.00		50.51				.08		—

.00	[7]	42.42			[8]	.38	[8]	.08	[8]
.00		44.46				.29		—	[9]
.00		46.45				.08		—
.00		50.44				.07		—
.00		62.45				.10		—
.00		69.45				.08		—

See page 29 for footnotes.

American Funds U.S. Government Money Market Fund	25

Financial highlights (continued)

	Net asset			Dividends
	value,	Net		(from net		Net asset
	beginning	investment		investment		value, end
	of period	income[1]		income)		of period
Class R-2:
Six months ended 3/31/2017[4,5]	$1.00	$—	[6]	$—		$1.00
Year ended 9/30/2016	1.00	—	[6]	—		1.00
Year ended 9/30/2015	1.00	—		—		1.00
Year ended 9/30/2014	1.00	—		—		1.00
Year ended 9/30/2013	1.00	—		—		1.00
Year ended 9/30/2012	1.00	—		—		1.00
Class R-2E:
Six months ended 3/31/2017[4,5]	1.00	—	[6]	—		1.00
Year ended 9/30/2016	1.00	—	[6]	—		1.00
Year ended 9/30/2015	1.00	—		—		1.00
Period from 8/29/2014 to 9/30/2014[4,13]	1.00	—		—		1.00
Class R-3:
Six months ended 3/31/2017[4,5]	1.00	—	[6]	—		1.00
Year ended 9/30/2016	1.00	—	[6]	—		1.00
Year ended 9/30/2015	1.00	—		—		1.00
Year ended 9/30/2014	1.00	—		—		1.00
Year ended 9/30/2013	1.00	—		—		1.00
Year ended 9/30/2012	1.00	—		—		1.00
Class R-4:
Six months ended 3/31/2017[4,5]	1.00	—	[6]	—		1.00
Year ended 9/30/2016	1.00	—	[6]	—		1.00
Year ended 9/30/2015	1.00	—		—		1.00
Year ended 9/30/2014	1.00	—		—		1.00
Year ended 9/30/2013	1.00	—		—		1.00
Year ended 9/30/2012	1.00	—		—		1.00
Class R-5E:
Six months ended 3/31/2017[4,5]	1.00	—	[6]	—		1.00
Period from 11/20/2015 to 9/30/2016[4,14]	1.00	—		—		1.00
Class R-5:
Six months ended 3/31/2017[4,5]	1.00	—	[6]	—	[6]	1.00
Year ended 9/30/2016	1.00	—	[6]	—		1.00
Year ended 9/30/2015	1.00	—		—		1.00
Year ended 9/30/2014	1.00	—		—		1.00
Year ended 9/30/2013	1.00	—		—		1.00
Year ended 9/30/2012	1.00	—		—		1.00

26	American Funds U.S. Government Money Market Fund

				Ratio of		Ratio of
				expenses to		expenses to		Ratio of
		Net assets,		average net		average net		net income
Total		end of period		assets before		assets after		to average
return[2,3]		(in millions)		reimbursements		reimbursements[2]		net assets[2]

.00%[7]		$934.65%[8]				.41%[8]		.05%[8]
.00		1,002.69				.26		.04
.00		1,009.63				.08		—
.00		1,064.65				.07		—
.00		1,191.63				.10		—
.00		1,251.66				.08		—

.00	[7]	23.53			[8]	.44	[8]	.06	[8]
.00		18.53				.33		.03
.00		—	[11]	.57	[12]	.07	[12]	—	[12]
.00		—	[11]	.04	[7,12]	—	[7,9,12]	—	[7,12]

.00	[7]	989.47			[8]	.40	[8]	.06	[8]
.00		1,007.52				.28		.02
.00		993.50				.08		—
.00		1,029.50				.07		—
.00		1,144.51				.10		—
.00		1,134.52				.08		—

.00	[7]	859.42			[8]	.39	[8]	.08	[8]
.00		729.45				.29		.01
.00		675.43				.08		—
.00		664.44				.07		—
.00		757.44				.10		—
.00		710.43				.08		—

.00	[7]	—	[11]	.62	[8]	.40	[8]	.07	[8]
.00		—	[11]	.54	[8]	.32	[8]	—

.04	[7]	218.37			[8]	.36	[8]	.11	[8]
.00		204.40				.29		.01
.00		322.38				.08		—
.00		326.38				.07		—
.00		435.38				.10		—
.00		367.38				.08		—

See page 29 for footnotes.

American Funds U.S. Government Money Market Fund	27

Financial highlights (continued)

	Net asset			Dividends
	value,	Net		(from net		Net asset
	beginning	investment		investment		value, end
	of period	income[1]		income)		of period
Class R-6:
Six months ended 3/31/2017[4,5]	$1.00	$—	[6]	$—	[6]	$1.00
Year ended 9/30/2016	1.00	—	[6]	—		1.00
Year ended 9/30/2015	1.00	—		—		1.00
Year ended 9/30/2014	1.00	—		—		1.00
Year ended 9/30/2013	1.00	—		—		1.00
Year ended 9/30/2012	1.00	—		—		1.00

See Notes to Financial Statements

28	American Funds U.S. Government Money Market Fund

		Ratio of	Ratio of
		expenses to	expenses to	Ratio of
	Net assets,	average net	average net	net income
Total	end of period	assets before	assets after	to average
return[2,3]	(in millions)	reimbursements	reimbursements[2]	net assets[2]

.08%[7]	$607.33%[8]		.33%[8]	.13%[8]
.00	521.34		.29	.02
.00	287.34		.08	—
.00	291.33		.07	—
.00	138.34		.10	—
.00	105.34		.08	—

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses for each share class due to lower short-term interest rates.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Amount less than $.01.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than .01%.
[10]	Class F-3 shares were offered beginning January 27, 2017.
[11]	Amount less than $1 million.
[12]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[13]	Class R-2E shares were offered beginning August 29, 2014.
[14]	Class R-5E shares were offered beginning November 20, 2015.

American Funds U.S. Government Money Market Fund	29

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2016, through March 31, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

30	American Funds U.S. Government Money Market Fund

	Beginning account value 10/1/2016	Ending account value 3/31/2017	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$1,000.64	$1.85	.37%
Class A - assumed 5% return	1,000.00	1,023.09	1.87	.37
Class B - actual return	1,000.00	1,000.00	2.14	.43
Class B - assumed 5% return	1,000.00	1,022.79	2.17	.43
Class C - actual return	1,000.00	1,000.34	1.94	.39
Class C - assumed 5% return	1,000.00	1,022.99	1.97	.39
Class F-1 - actual return	1,000.00	1,000.00	2.29	.46
Class F-1 - assumed 5% return	1,000.00	1,022.64	2.32	.46
Class F-2 - actual return	1,000.00	1,000.00	2.14	.43
Class F-2 - assumed 5% return	1,000.00	1,022.79	2.17	.43
Class F-3 - actual return†	1,000.00	1,000.13	.62	.36
Class F-3 - assumed 5% return†	1,000.00	1,023.14	1.82	.36
Class 529-A - actual return	1,000.00	1,000.00	2.09	.42
Class 529-A - assumed 5% return	1,000.00	1,022.84	2.12	.42
Class 529-B - actual return	1,000.00	1,000.00	2.04	.41
Class 529-B - assumed 5% return	1,000.00	1,022.89	2.07	.41
Class 529-C - actual return	1,000.00	1,000.00	2.09	.42
Class 529-C - assumed 5% return	1,000.00	1,022.84	2.12	.42
Class 529-E - actual return	1,000.00	1,000.00	2.09	.42
Class 529-E - assumed 5% return	1,000.00	1,022.84	2.12	.42
Class 529-F-1 - actual return	1,000.00	1,000.00	2.09	.42
Class 529-F-1 - assumed 5% return	1,000.00	1,022.84	2.12	.42
Class R-1 - actual return	1,000.00	1,000.00	1.89	.38
Class R-1 - assumed 5% return	1,000.00	1,023.04	1.92	.38
Class R-2 - actual return	1,000.00	1,000.00	2.04	.41
Class R-2 - assumed 5% return	1,000.00	1,022.89	2.07	.41
Class R-2E - actual return	1,000.00	1,000.00	2.19	.44
Class R-2E - assumed 5% return	1,000.00	1,022.74	2.22	.44
Class R-3 - actual return	1,000.00	1,000.00	1.99	.40
Class R-3 - assumed 5% return	1,000.00	1,022.94	2.02	.40
Class R-4 - actual return	1,000.00	1,000.00	1.94	.39
Class R-4 - assumed 5% return	1,000.00	1,022.99	1.97	.39
Class R-5E - actual return	1,000.00	1,000.00	1.99	.40
Class R-5E - assumed 5% return	1,000.00	1,022.94	2.02	.40
Class R-5 - actual return	1,000.00	1,000.38	1.80	.36
Class R-5 - assumed 5% return	1,000.00	1,023.14	1.82	.36
Class R-6 - actual return	1,000.00	1,000.76	1.65	.33
Class R-6 - assumed 5% return	1,000.00	1,023.29	1.66	.33

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on January 27, 2017. The “assumed 5% return” line is based on 182 days.

American Funds U.S. Government Money Market Fund	31

Approval of Investment Advisory and Service Agreement

American Funds U.S. Government Money Market Fund’s board approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2018. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing shareholders a way to earn income on their cash reserves while preserving capital and maintaining liquidity. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through October 31, 2016. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper U.S. Government Money Market Funds Average and the USTREAS T-Bill Auction Average 3-Month Index. They noted that the investment results of the fund were in line with those of the Lipper average and, given the low interest rate environment that has persisted throughout the fund’s lifetime, below the USTREAS index for all periods considered. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement in view of the

32	American Funds U.S. Government Money Market Fund

continuing low interest rate environment, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that CRMC continued to reimburse fund expenses in order to maintain the fund’s stable net asset value. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds U.S. Government Money Market Fund	33

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34	American Funds U.S. Government Money Market Fund

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American Funds U.S. Government Money Market Fund	35

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	American Funds U.S. Government Money Market Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds U.S. Government Money Market Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds U.S. Government Money Market Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS U.S. GOVERNMENT MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Vice Chairman, President and Principal Executive Officer

Date: May 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Vice Chairman, President and Principal Executive Officer

Date: May 31, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 31, 2017